SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020
Cash equivalents held in trust account	$ 414,039,090	$ 414,028,653
Unrecognized tax benefits	0	0
Accrued interest and penalties	$ 0	$ 0
Class A ordinary shares
Shares subject to possible redemption	39,348,103	39,461,012